Long-Term Debt (Detail) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Debt Seniority [Domain Member]
By remaining maturities [Abstract]
Total long-term debt	€ 108,848	€ 119,390
Senior debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	70,119	72,656
Floating rate	11,227	9,028
Other	16,010	26,394
Subordinated debt, Bonds and notes [Member]
By remaining maturities [Abstract]
Fixed rate	11,344	11,163
Floating rate	0	0
Other	€ 148	€ 149